Financial debt - Long-term debt - Parenthetical (Details) - Loan denominated in pesos, maturing in May 2021, at TIIE (1) plus 1.05 percentage points.	12 Months Ended
Dec. 31, 2021
Disclosure of financial debt [Line Items]
Borrowings, maturity	May 2021
Borrowings, interest rate basis	TIIE (1) plus 1.05 percentage points